                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund

               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020

          (Address of principal executive offices)                  (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December  31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended June 30, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

                                                  S&P 500     LIPPER UTILITY
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   2.86%       2.90%       2.54%       2.99%       3.44%              4.24%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

After having rallied strongly in 2003, the U.S. equity market slowed during the six-month period ending June 30, 2004. During this period, investors were especially concerned about the potential for rising inflation and an impending increase in interest rates, and concerns for the sustainability of the U.S. economic recovery began to have effects on market performance. After some volatility during this period, the S&P 500 Index ended the period with a return of 3.44 percent.

Utilities performed quite competitively with the broader market in this period, during which time solid fundamentals and a relatively low interest rate environment contributed to the sector's positive performance. Having staged a sharp recovery in 2003, natural gas and electricity providers continued to perform strongly, based on sound fundamentals, and stood out among the utilities. Telecommunications companies also had generally solid returns for the period, as telecommunications equipment and wireless companies performed especially well. Lingering regulatory uncertainties and high competition, however, generally hindered the performance of the Regional Bell Operating Companies (RBOCs).

PERFORMANCE ANALYSIS

While the Fund posted positive results during the reporting period, its performance was outpaced by that of both the S&P 500 Index and the Lipper Utility Funds Index. This is largely the result of lackluster performance from certain telecom companies holdings, including some of the RBOCs. However, other holdings with wireless exposure such as Sprint and Alltel outperformed their peers as a result of vigorous growth within the mobile telephone industry.

Our positioning of the Fund in electric and natural gas companies contributed the strongest results to its returns. Electric utilities stocks performed well because of the prevailing relatively low interest rates, strong fundamentals, strengthening balance sheets, improved dividend growth potential and the overall heightened appeal of the sector, given its positive dividend tax characteristics. Additionally, the Fund capitalized on several turnaround opportunities, or special situations. An example included TXU Corp., which benefited from a proactive new management team that enacted a more disciplined cost reduction plan combined with a prudent growth strategy, enabling a more robust earnings trajectory for the company. Within the natural gas sector, a number of stocks benefited performance, as a result of good demand trends and a favorable pricing environment. Strong performers for the Fund within this sector included the Williams Companies, Questar Corp. and Sempra Energy.

   TOP 10 HOLDINGS
   TXU Corp.                                            3.4%
   Exelon Corporation                                   3.3
   PPL Corporation                                      3.1
   Dominion Resources Inc. VA                           3.0
   Scana Corp.                                          3.0
   Entergy Corp.                                        3.0
   Cinergy Corp.                                        2.9
   Constellation Energy Group                           2.8
   NSTAR                                                2.7
   Sempra Energy                                        2.5

   TOP FIVE INDUSTRIES
   Electric Utilities                                  64.3%
   Telecommunications                                  20.8
   Energy                                              12.5
   Short-Term Investments                               1.7
   Asset Backed Securities                              0.5

Data as of June 30, 2004. Subject to change daily. All percentages for Top 10 Holdings and Top Five Industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50% OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50% OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS: TELECOMMUNICATIONS, COMPUTERS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES.

PROXY VOTING POLICIES AND PROCEDURES

A COPY OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/29/88)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              UTLAX                     UTLBX                    UTLCX                    UTLDX
   1 YEAR                               8.24%(3)                  8.32%(3)                 7.48%(3)                 8.53%(3)
                                        2.56(4)                   3.32(4)                  6.48(4)                    --
   5 YEARS                             (3.09)(3)                 (3.66)(3)                (3.80)(3)                (2.85)(3)
                                       (4.12)(4)                 (3.93)(4)                (3.80)(4)                   --
   10 YEARS                               --                      6.14(3)                    --                       --
                                          --                      6.14(4)                    --                       --
   SINCE INCEPTION                      3.94(3)                   7.40(3)                  3.16(3)                  4.18(3)
                                        3.13(4)                   7.40(4)                  3.16(4)                    --

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------
             Common Stocks (94.8%)
             Electric Utilities (62.2%)
 1,200,000   AES Corp. (The)*............................................................  $ 11,916,000
   465,000   Allegheny Energy, Inc.*.....................................................     7,165,650
   500,000   Ameren Corp. ...............................................................    21,480,000
   685,000   American Electric Power Co., Inc. ..........................................    21,920,000
   940,000   Calpine Corp.*..............................................................     4,060,800
   619,470   Cinergy Corp. ..............................................................    23,539,860
   300,000   Consolidated Edison, Inc. ..................................................    11,928,000
   635,000   Constellation Energy Group, Inc. ...........................................    24,066,500
   422,000   Dominion Resources, Inc. ...................................................    26,619,760
   375,000   DTE Energy Co. .............................................................    15,202,500
   557,724   Duke Energy Corp. ..........................................................    11,316,220
   390,000   Duquesne Light Holdings Co. ................................................     7,530,900
   860,000   Edison International........................................................    21,990,200
   450,000   Energy East Corp. ..........................................................    10,912,500
   470,000   Entergy Corp. ..............................................................    26,324,700
   860,000   Exelon Corp. ...............................................................    28,629,400
   511,000   FirstEnergy Corp. ..........................................................    19,116,510
   325,000   FPL Group, Inc. ............................................................    20,783,750
   360,000   Great Plains Energy Inc. ...................................................    10,692,000
   490,000   NSTAR.......................................................................    23,461,200
   550,000   PG&E Corp.*.................................................................    15,367,000
   493,000   Pinnacle West Capital Corp. ................................................    19,912,270
   300,000   PNM Resources Inc. .........................................................     6,231,000
   590,000   PPL Corp. ..................................................................    27,081,000
   425,000   Progress Energy, Inc. ......................................................    18,721,250
   535,000   Public Service Enterprise Group, Inc. ......................................    21,416,050
   535,000   Reliant Energy, Inc.*.......................................................     5,794,050
   730,000   SCANA Corp. ................................................................    26,550,100
   520,000   Southern Co. (The)..........................................................    15,158,000
   715,000   TXU Corp. ..................................................................    28,964,650
   100,000   Wisconsin Energy Corp. .....................................................     3,261,000
   460,000   Xcel Energy, Inc. ..........................................................     7,686,600
                                                                                           ------------
                                                                                            544,799,420
                                                                                           ------------
             Energy (12.5%)
   620,000   AGL Resources, Inc. ........................................................    18,011,000
   301,200   KeySpan Corp. ..............................................................    11,054,040
   165,000   Kinder Morgan, Inc. ........................................................     9,782,850
   414,700   New Jersey Resources Corp. .................................................    17,243,226
   150,000   Peabody Energy Corp. .......................................................     8,398,500
   400,000   Questar Corp. ..............................................................    15,456,000

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------
   639,511   Sempra Energy...............................................................  $ 22,018,364
   605,000   Williams Companies, Inc. (The)..............................................     7,199,500
                                                                                           ------------
                                                                                            109,163,480
                                                                                           ------------
             Telecommunications (20.1%)
   384,900   ALLTEL Corp. ...............................................................    19,483,638
   414,012   AT&T Wireless Services, Inc.*...............................................     5,928,652
   691,000   BellSouth Corp. ............................................................    18,118,020
   331,250   CenturyTel, Inc. ...........................................................     9,950,750
   294,000   Cisco Systems, Inc.*........................................................     6,967,800
   190,000   Cox Communications, Inc. (Class A)*.........................................     5,280,100
   785,000   Crown Castle International Corp.*...........................................    11,578,750
   494,000   Nextel Communications, Inc. (Class A)*......................................    13,170,040
   724,972   SBC Communications, Inc. ...................................................    17,580,571
   365,000   Sprint Corp. (FON Group)....................................................     6,424,000
   385,000   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*.............................    11,519,200
   188,179   Telefonica S.A. (ADR) (Spain)...............................................     8,398,429
   290,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........................     9,648,300
   565,160   Verizon Communications Inc. ................................................    20,453,140
   530,000   Vodafone Group PLC (ADR) (United Kingdom)...................................    11,713,000
                                                                                           ------------
                                                                                            176,214,390
                                                                                           ------------
             Total Common Stocks (Cost $523,472,047).....................................   830,177,290
                                                                                           ------------

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE
----------                                                               ------   --------
             Corporate Bonds (2.8%)
             Electric Utilities (2.1%)
$      485   Appalachian Power Co. (Series G)..........................  3.60 %   05/15/08        473,298
       670   Carolina Power & Light Co. ...............................  5.125    09/15/13        660,928
     1,960   Cinergy Corp. ............................................  6.25     09/01/04      1,973,279
       585   Cleco Power LLC...........................................  5.375    05/01/13        566,922
       780   Commonwealth Edison Co. ..................................  6.15     03/15/12        834,470
       175   Constellation Energy Group, Inc. .........................  7.60     04/01/32        193,774
     3,000   Consumers Energy Co. .....................................  7.375    09/15/23      3,058,908
       425   Duke Energy Corp. ........................................  4.50     04/01/10        418,519
       425   Duquesne Light Co. (Series O).............................  6.70     04/15/12        464,676
       115   Entergy Gulf States, Inc. ................................  3.60     06/01/08        111,059
       465   Exelon Corp. .............................................  6.75     05/01/11        506,394
       650   FirstEnergy Corp. (Series B)..............................  6.45     11/15/11        674,877
       780   Indiana Michigan Power Co. (Series A).....................  6.875    07/01/04        780,000
       200   Indianapolis Power & Light Co. -- 144A**..................  6.30     07/01/13        205,628

6
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$      785   Jersey Central Power & Light Co. (Series MTN).............  6.45 %   05/15/06   $    826,141
       675   Ohio Power Co. (Series G).................................  6.60     02/15/33        691,747
       280   Pacific Gas & Electric....................................  3.60     03/01/09        269,811
       775   Pinnacle West Capital Corp. ..............................  6.40     04/01/06        814,880
     1,400   Public Service Co. of New Mexico (Series B)...............  7.50     08/01/18      1,583,963
       700   Public Service Electric & Gas Co. (Series MTNB)...........  5.00     01/01/13        691,808
       780   South Carolina Electric & Gas Co. ........................  7.50     06/15/05        816,017
        80   Southern California Edison Co. ...........................  5.00     01/15/14         77,977
       780   Texas-New Mexico Power Co. ...............................  6.25     01/15/09        783,480
       350   TXU Energy Co. ...........................................  7.00     03/15/13        381,759
       230   Wisconsin Electric Power Co. .............................  4.50     05/15/13        219,585
       245   Wisconsin Electric Power Co. .............................  5.625    05/15/33        229,616
                                                                                             ------------
                                                                                               18,309,516
                                                                                             ------------
             Energy (0.1%)
       435   Consolidated Natural Gas Co. (Series B)...................  5.375    11/01/06        452,947
       110   Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07        105,633
                                                                                             ------------
                                                                                                  558,580
                                                                                             ------------
             Telecommunications (0.6%)
       910   AT&T Corp. ...............................................  8.05     11/15/11        935,607
       525   AT&T Wireless Services, Inc. .............................  7.875    03/01/11        597,954
       360   British Telecommunications PLC (United Kingdom)...........  8.375    12/15/10        420,949
     1,025   Deutsche Telekom International Finance NV (Netherlands)...  8.75     06/15/30      1,251,154
       735   France Telecom S.A. (France)..............................  9.50     03/01/31        925,067
     1,410   GTE Corp. ................................................  6.94     04/15/28      1,443,156
                                                                                             ------------
                                                                                                5,573,887
                                                                                             ------------
             Total Corporate Bonds (Cost $23,582,056).....................................     24,441,983
                                                                                             ------------
             Asset-Backed Securities (0.5%)
             Finance/Rental/Leasing
     1,180   Detroit Edison Securitization Funding LLC.................  5.875    03/01/10      1,249,266
     1,379   PECO Energy Transition Trust..............................  7.625    03/01/10      1,568,134
     1,500   PSE&G Transition Funding LLC..............................  6.61     06/15/15      1,658,102
                                                                                             ------------
             Total Asset-Backed Securities (Cost $4,389,075)..............................      4,475,502
                                                                                             ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             Short-Term Investments (1.7%)
             Repurchase Agreements
$   13,255   Joint repurchase agreement account (dated 06/30/04;
               proceeds $13,255,544) (a) (Cost $13,255,000)............  1.45 %   07/01/04   $ 13,255,000
     1,450   The Bank of New York (dated 06/30/04; proceeds $1,450,327)
               (b) (Cost $1,450,287)...................................  1.00     07/01/04      1,450,287
                                                                                             ------------
             Total Short-Term Investments (Cost $14,705,287)..............................     14,705,287
                                                                                             ------------

             Total Investments (Cost $566,148,465) (c)........................    99.8%     873,800,062

             Other Assets in Excess of Liabilities............................     0.2        1,415,690
                                                                                 -----     ------------
             Net Assets.......................................................   100.0%    $875,215,752
                                                                                 =====     ============

---------------------

     *   Non-income producing securities.
    **   Resale is restricted to qualified institutional investors.
    (a)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (b)  Collateralized by Federal National Mortgage Association
         4.197% due 03/01/34 valued at $1,479,293.
    (c)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $309,926,886 and the aggregate gross unrealized depreciation is $2,275,289, resulting in net unrealized depreciation of $307,651,597.

8
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $566,148,465).......................................  $873,800,062
Receivable for:
    Investments sold........................................     3,583,829
    Dividends...............................................     1,915,626
    Interest................................................       471,284
    Shares of beneficial interest sold......................        79,677
    Foreign withholding taxes reclaimed.....................        47,050
Prepaid expenses and other assets...........................       722,725
                                                              ------------
    Total Assets............................................   880,620,253
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,141,698
    Shares of beneficial interest redeemed..................       869,766
    Distribution fee........................................       776,421
    Investment management fee...............................       479,171
Accrued expenses and other payables.........................       137,445
                                                              ------------
    Total Liabilities.......................................     5,404,501
                                                              ------------
    Net Assets..............................................  $875,215,752
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $659,043,280
Net unrealized appreciation.................................   307,651,597
Accumulated undistributed net investment income.............     4,989,019
Accumulated net realized loss...............................   (96,468,144)
                                                              ------------
    Net Assets..............................................  $875,215,752
                                                              ============
Class A Shares:
Net Assets..................................................   $13,474,426
Shares Outstanding (unlimited authorized, $.01 par value)...     1,169,571
    Net Asset Value Per Share...............................        $11.52
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.16
                                                              ============
Class B Shares:
Net Assets..................................................  $849,404,577
Shares Outstanding (unlimited authorized, $.01 par value)...    73,371,047
    Net Asset Value Per Share...............................        $11.58
                                                              ============
Class C Shares:
Net Assets..................................................    $8,246,617
Shares Outstanding (unlimited authorized, $.01 par value)...       712,971
    Net Asset Value Per Share...............................        $11.57
                                                              ============
Class D Shares:
Net Assets..................................................    $4,090,132
Shares Outstanding (unlimited authorized, $.01 par value)...       355,582
    Net Asset Value Per Share...............................        $11.50
                                                              ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $9,512 foreign withholding tax)...........  $ 15,256,042
Interest....................................................     1,026,180
                                                              ------------
    Total Income............................................    16,282,222
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        16,727
Distribution fee (Class B shares)...........................     3,154,361
Distribution fee (Class C shares)...........................        42,666
Investment management fee...................................     2,773,900
Transfer agent fees and expenses............................       584,038
Shareholder reports and notices.............................        50,973
Professional fees...........................................        48,167
Registration fees...........................................        33,570
Custodian fees..............................................        24,188
Trustees' fees and expenses.................................        10,228
Other.......................................................        20,325
                                                              ------------
    Total Expenses..........................................     6,759,143
Less: plan of distribution fee rebate (Class B shares)......    (2,453,110)
                                                              ------------
    Net Investment Income...................................    11,976,189
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    28,677,024
Net change in unrealized appreciation.......................   (14,065,964)
                                                              ------------
    Net Gain................................................    14,611,060
                                                              ------------
Net Increase................................................  $ 26,587,249
                                                              ============

10
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX         FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              JUNE 30, 2004     DECEMBER 31, 2003
                                                              --------------   --------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  11,976,189      $     25,046,560
Net realized gain...........................................     28,677,024            47,962,943
Net change in unrealized appreciation.......................    (14,065,964)           65,806,817
                                                              --------------     ----------------
    Net Increase............................................     26,587,249           138,816,320
                                                              --------------     ----------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (172,015)             (400,244)
Class B shares..............................................    (11,339,852)          (22,952,455)
Class C shares..............................................        (72,203)             (172,497)
Class D shares..............................................        (57,256)             (100,371)
                                                              --------------     ----------------
    Total Dividends.........................................    (11,641,326)          (23,625,567)
                                                              --------------     ----------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (95,939,127)         (195,942,913)
                                                              --------------     ----------------
    Net Decrease............................................    (80,993,204)          (80,752,160)
Net Assets:
Beginning of period.........................................    956,208,956         1,036,961,116
                                                              --------------     ----------------
End of Period
(Including accumulated undistributed net investment income
of $4,989,019 and $4,654,156, respectively).................  $ 875,215,752      $    956,208,956
                                                              ==============     ================

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement; the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2004.

For the period of January 1, 2004 through April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $2,453,110.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $203,806 and $565, respectively and received $15,323 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales portfolio securities, excluding short-term investments, for the six months ended June 30, 2004 aggregated $132,204,589 and $218,306,003, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $92,466 and $86,523, respectively.

For the six months ended June 30, 2004, the Fund incurred brokerage commissions of $180,492, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,600. At June 30, 2004, the Fund had an accrued pension liability of $60,773 which is included in accrued expenses in the Statement of Assets and Liabilities.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2003, the Fund had net capital loss carryforward of $116,102,793 which will be available through December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

6. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                      JUNE 30, 2004                   DECEMBER 31, 2003
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES        AMOUNT             SHARES         AMOUNT
                                                ----------   -------------       -----------   -------------
CLASS A SHARES
Sold..........................................      62,226   $     718,421           221,558   $   2,336,833
Reinvestment of dividends.....................       6,972          80,026            18,709         195,497
Redeemed......................................    (169,761)     (1,952,600)         (411,754)     (4,257,126)
                                                ----------   -------------       -----------   -------------
Net decrease - Class A........................    (100,563)     (1,154,153)         (171,487)     (1,724,796)
                                                ----------   -------------       -----------   -------------
CLASS B SHARES
Sold..........................................     775,984       9,009,654         2,771,297      29,124,528
Reinvestment of dividends.....................     765,751       8,831,806         1,706,422      17,969,193
Redeemed......................................  (9,761,925)   (112,764,839)      (23,214,865)   (240,715,821)
                                                ----------   -------------       -----------   -------------
Net decrease - Class B........................  (8,220,190)    (94,923,379)      (18,737,146)   (193,622,100)
                                                ----------   -------------       -----------   -------------
CLASS C SHARES
Sold..........................................      41,388         473,649           186,163       1,971,678
Reinvestment of dividends.....................       5,282          60,887            13,729         144,033
Redeemed......................................    (115,460)     (1,330,954)         (202,547)     (2,087,041)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class C.............     (68,790)       (796,418)           (2,655)         28,670
                                                ----------   -------------       -----------   -------------
CLASS D SHARES
Sold..........................................     142,718       1,652,465           182,808       1,852,969
Reinvestment of dividends.....................       3,524          40,407             9,018          93,957
Redeemed......................................     (66,524)       (758,049)         (253,316)     (2,571,613)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class D.............      79,718         934,823           (61,490)       (624,687)
                                                ----------   -------------       -----------   -------------
Net decrease in Fund..........................  (8,309,825)  $ (95,939,127)      (18,972,778)  $(195,942,913)
                                                ==========   =============       ===========   =============

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                                  MONTHS ENDED    -----------------------------------------------
                                                  JUNE 30, 2004    2003      2002      2001      2000      1999
                                                  -------------   -------   -------   -------   -------   -------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period............      $11.34      $ 10.03   $ 13.07   $ 19.16   $ 19.65   $ 19.22
                                                      ------      -------   -------   -------   -------   -------

Income (loss) from investment operations:
    Net investment income++.....................        0.14         0.31      0.33      0.38      0.41      0.50
    Net realized and unrealized gain
    (loss)......................................        0.18         1.30     (2.88)    (4.44)     0.99      1.53
                                                      ------      -------   -------   -------   -------   -------

Total income (loss) from investment
 operations.....................................        0.32         1.61     (2.55)    (4.06)     1.40      2.03
                                                      ------      -------   -------   -------   -------   -------

Less dividends and distributions from:
    Net investment income.......................       (0.14)       (0.30)    (0.35)    (0.38)    (0.42)    (0.51)
    Net realized gain...........................      --            --        (0.14)    (1.65)    (1.47)    (1.09)
                                                      ------      -------   -------   -------   -------   -------

Total dividends and distributions...............       (0.14)       (0.30)    (0.49)    (2.03)    (1.89)    (1.60)
                                                      ------      -------   -------   -------   -------   -------

Net asset value, end of period..................      $11.52      $ 11.34   $ 10.03   $ 13.07   $ 19.16   $ 19.65
                                                      ======      =======   =======   =======   =======   =======

Total Return+...................................        2.86%(1)    16.37%   (19.74)%  (21.23)%    7.30%    10.97%

Ratios to Average Net Assets:(3)
Expenses........................................        1.01%(2)     1.02%     0.98%     0.90%     0.87%     0.85%

Net investment income...........................        2.54%(2)     2.99%     2.98%     2.32%     2.06%     2.55%

Supplemental Data:
Net assets, end of period, in thousands.........     $13,474      $14,403   $14,463   $19,314   $16,929   $14,817

Portfolio turnover rate.........................          15%(1)       43%       51%       49%       12%       14%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                      MONTHS ENDED    -------------------------------------------------------------------
                                      JUNE 30, 2004     2003           2002          2001          2000          1999
                                      -------------   ---------     -----------   -----------   -----------   -----------
                                       (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period..............................     $11.40       $ 10.08          $13.12        $19.21        $19.70        $19.26
                                          ------       -------          ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income++..........       0.12          0.27            0.25          0.26          0.26          0.35
    Net realized and unrealized gain
    (loss)...........................       0.21          1.31           (2.89)        (4.45)         0.99          1.54
                                          ------       -------          ------        ------        ------        ------

Total income (loss) from investment
 operations..........................       0.33          1.58           (2.64)        (4.19)         1.25          1.89
                                          ------       -------          ------        ------        ------        ------

Less dividends and distributions
 from:
    Net investment income............      (0.15)        (0.26)          (0.26)        (0.25)        (0.27)        (0.36)
    Net realized gain................     --             --              (0.14)        (1.65)        (1.47)        (1.09)
                                          ------       -------          ------        ------        ------        ------

Total dividends and distributions....      (0.15)        (0.26)          (0.40)        (1.90)        (1.74)        (1.45)
                                          ------       -------          ------        ------        ------        ------

Net asset value, end of period.......     $11.58       $ 11.40          $10.08        $13.12        $19.21        $19.70
                                          ======       =======          ======        ======        ======        ======

Total Return+........................       2.90%(1)     15.91%         (20.30)%      (21.82)%        6.47%        10.09%

Ratios to Average Net Assets:(3)
Expenses.............................       0.93%(2)(4)     1.43%(4)       1.73%        1.66%         1.63%         1.65%

Net investment income................       2.62%(2)(4)     2.58%(4)       2.23%        1.56%         1.30%         1.75%

Supplemental Data:
Net assets, end of period, in
 thousands...........................   $849,405      $929,785      $1,011,218    $1,719,481    $2,629,320    $2,712,326

Portfolio turnover rate..............         15%(1)        43%             51%           49%           12%           14%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

                                                                  EXPENSE   NET INVESTMENT
                            PERIOD ENDED                           RATIO     INCOME RATIO
                            ------------                          -------   --------------
    June 30, 2004...............................................   1.48%        2.07%
    December 31, 2003...........................................    1.78         2.23

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                                    MONTHS ENDED    -----------------------------------------------------
                                                    JUNE 30, 2004     2003       2002       2001        2000       1999
                                                    -------------   --------   --------   ---------   --------   --------
                                                     (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period..............     $11.38        $10.07     $13.11     $ 19.19     $19.69     $19.26
                                                       ------        ------     ------     -------     ------     ------
Income (loss) from investment operations:
    Net investment income++.......................       0.10          0.23       0.26        0.26       0.26       0.34
    Net realized and unrealized gain (loss).......       0.19          1.30      (2.90)      (4.44)      0.98       1.54
                                                       ------        ------     ------     -------     ------     ------
Total income (loss) from investment operations....       0.29          1.53      (2.64)      (4.18)      1.24       1.88
                                                       ------        ------     ------     -------     ------     ------
Less dividends and distributions from:
    Net investment income.........................      (0.10)        (0.22)     (0.26)      (0.25)     (0.27)     (0.36)
    Net realized gain.............................     --             --         (0.14)      (1.65)     (1.47)     (1.09)
                                                       ------        ------     ------     -------     ------     ------
Total dividends and distributions.................      (0.10)        (0.22)     (0.40)      (1.90)     (1.74)     (1.45)
                                                       ------        ------     ------     -------     ------     ------
Net asset value, end of period....................     $11.57        $11.38     $10.07     $ 13.11     $19.19     $19.69
                                                       ======        ======     ======     =======     ======     ======
Total Return+.....................................       2.54%(1)     15.44%    (20.32)%    (21.80)%     6.47%     10.09%
Ratios to Average Net Assets:(3)
Expenses..........................................       1.77%(2)      1.78%      1.69%       1.66%      1.63%      1.65%
Net investment income.............................       1.78%(2)      2.23%      2.27%       1.56%      1.30%      1.75%
Supplemental Data:
Net assets, end of period, in thousands...........     $8,247        $8,899     $7,900     $11,904    $18,445    $11,583
Portfolio turnover rate...........................         15%(1)        43%        51%         49%        12%        14%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                      FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                     MONTHS ENDED    ----------------------------------------------------
                                                     JUNE 30, 2004     2003       2002       2001       2000       1999
                                                     -------------   --------   --------   --------   --------   --------
                                                      (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period...............      $11.32       $10.02     $13.05     $19.14     $19.63     $19.21
                                                         ------       ------     ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income++........................        0.15         0.34       0.36       0.45       0.46       0.54
    Net realized and unrealized gain (loss)........        0.19         1.29      (2.88)     (4.47)      0.99       1.52
                                                         ------       ------     ------     ------     ------     ------
Total income (loss) from investment operations.....        0.34         1.63      (2.52)     (4.02)      1.45       2.06
                                                         ------       ------     ------     ------     ------     ------
Less dividends and distributions from:
    Net investment income..........................       (0.16)       (0.33)     (0.37)     (0.42)     (0.47)     (0.55)
    Net realized gain..............................      --            --         (0.14)     (1.65)     (1.47)     (1.09)
                                                         ------       ------     ------     ------     ------     ------
Total dividends and distributions..................       (0.16)       (0.33)     (0.51)     (2.07)     (1.94)     (1.64)
                                                         ------       ------     ------     ------     ------     ------
Net asset value, end of period.....................      $11.50       $11.32     $10.02     $13.05     $19.14     $19.63
                                                         ======       ======     ======     ======     ======     ======
Total Return+......................................        2.99%(1)    16.57%    (19.49)%   (21.04)%     7.57%     11.13%
Ratios to Average Net Assets:(3)
Expenses...........................................        0.77%(2)     0.78%      0.73%      0.66%      0.63%      0.65%
Net investment income..............................        2.78%(2)     3.23%      3.23%      2.56%      2.30%      2.75%
Supplemental Data:
Net assets, end of period, in thousands............      $4,090       $3,123     $3,380     $3,783    $30,414    $26,983
Portfolio turnover rate............................          15%(1)       43%        51%        49%        12%        14%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                                  Utilities Fund

Semiannual Report
June 30, 2004

[MORGAN STANLEY LOGO]

                                                     38545RPT-RA04-00478P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
August 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
--------------------------------
Francis Smith
Principal Financial Officer
August 19, 2004

                                        3